Related party transactions - Summary of Related Party Balances Existed with Associate or Joint Venture Businesses (Details) - Joint ventures - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Transactions between Related Parties [Line Items]
Sales to joint ventures	€ 1,144	€ 1,158
Purchases from joint ventures	134	134
Receivables from joint ventures	99	78
Payables to joint ventures	111	33
Loans to joint ventures	219	226
Royalties and service fees	€ 19	€ 22